Summary of Significant Accounting Policies - Schedule of Property Plant and Software Useful Lives (Details)	Dec. 31, 2025
Building [Member]
Schedule of Property Plant and Software Useful Lives [Line Items]
Useful lives	20 years
Computer and transmission equipment [Member]
Schedule of Property Plant and Software Useful Lives [Line Items]
Useful lives	3 years
Furniture and office equipment [Member]
Schedule of Property Plant and Software Useful Lives [Line Items]
Useful lives	5 years
Software [Member] | Minimum [Member]
Schedule of Property Plant and Software Useful Lives [Line Items]
Useful lives	1 year
Software [Member] | Maximum [Member]
Schedule of Property Plant and Software Useful Lives [Line Items]
Useful lives	5 years
Licenses [Member]
Schedule of Property Plant and Software Useful Lives [Line Items]
Useful lives	Indefinite-lived
Leasehold improvements [Member]
Schedule of Property Plant and Software Useful Lives [Line Items]
Useful lives	Over the shorter of the lease term or expected useful lives